INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2018
INTEREST BEARING LOANS AND BORROWINGS
INTEREST BEARING LOANS AND BORROWINGS

19.    INTEREST-BEARING LOANS AND BORROWINGS

	December 31,	December 31,
	2017	2018
Long-term loans and borrowings

Finance lease payables (note 20)	5,607,570	4,081,270

Bank and other loans (Note (a))
— Secured (Note (f))	14,716,175	12,608,727
— Guaranteed (Note (e))	3,191,277	3,040,400
— Unsecured	22,597,382	30,491,613

	40,504,834	46,140,740

Medium-term notes and bonds and long-term bonds and private placement notes (Note (b))
— Unsecured	15,696,961	10,094,861

Total long-term loans and borrowings	61,809,365	60,316,871

Current portion of finance lease payables (note 20)	(2,115,644)	(2,328,358)

Current portion of medium-term bonds and long-term bonds	(12,492,378)	(396,727)

Current portion of long-term bank and other loans	(6,911,640)	(3,384,400)

Non-current portion of long-term loans and borrowings	40,289,703	54,207,386

	December 31,	December 31,
	2017	2018
Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,362,000	1,220,680
— Guaranteed (Note (e))	150,000	240,000
— Unsecured	29,529,442	37,835,512

	31,041,442	39,296,192

Short-term bonds, unsecured (Note (d))	3,601,573	500,000
Gold leasing arrangements (Note (g))	6,818,393	1,607,905
Current portion of finance lease payables (note 20)	2,115,644	2,328,358
Current portion of medium-term notes	12,492,378	396,727
Current portion of long-term bank and other loans	6,911,640	3,384,400

Total short-term borrowings and current portion of long-term loans and borrowings	62,981,070	47,513,582

As at December 31, 2018, except for loans and borrowings of the Group amounting to RMB19 million (December 31, 2017: RMB21 million) and RMB3,984 million (December 31, 2017: RMB1,860 million), which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

As at December 31, 2018, included in the Group's interest-bearing loans and borrowings are amounts due to subsidiaries of Chinalco of RMB4,373 million (December 31, 2017: RMB3,330 million  are due to subsidiaries of Chinalco and RMB190 million are due to a joint venture), as set out in note 35(b).

Note:

(a)      Long-term bank and other loans

(i)	The maturity of long-term bank and other loans is set out below：

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018	2017	2018
Within 1 year	6,905,000	3,382,325	6,640	2,075	6,911,640	3,384,400
Between 1 and 2 years	5,171,738	7,375,557	2,277	2,399	5,174,015	7,377,956
Between 2 and 5 years	8,666,967	16,586,390	6,827	7,197	8,673,794	16,593,587
Over 5 years	19,736,283	18,777,275	9,102	7,522	19,745,385	18,784,797

	40,479,988	46,121,547	24,846	19,193	40,504,834	46,140,740

(ii)

Other loans were provided by local bureaus of the Ministry of Finance to the Group. The weighted average annual interest rate of long-term bank and other loans for the year ended December 31, 2018 was 4.78% (2017: 4.97%).

(b)      Medium-term notes and bonds and long-term bonds and private placement notes

Outstanding medium-term bonds & private placement notes of the Group as at December 31, 2018 are summarised as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2017	2018
2015 medium-term notes	3,000,000/2018	5.53%	2,999,030	—
2015 medium-term notes	1,500,000/2018	5.01%	1,496,503	—
2013 medium-term bonds	3,000,000/2018	5.99%	2,999,211	—
2015 medium-term bonds	3,000,000/2018	6.11%	2,999,359	—
2015 medium-term bonds	2,000,000/2018	6.08%	1,998,275	—
2016 private placement notes	3,215,000/2019	5.12%	3,204,583	396,727
2018 medium-term notes	2,000,000/2021	5.84%	—	1,986,418
2018 medium-term bonds	1,100,000/2021	4.66%	—	1,097,003
2018 medium-term bonds	900,000/2023	5.06%	—	897,820
2018 medium-term bonds	1,400,000/2021	4.30%	—	1,395,970
2018 medium-term bonds	1,600,000/2023	4.57%	—	1,595,311
2018 US dollar medium-term bonds	2,785,840/2021	5.25%	—	2,725,612
			15,696,961	10,094,861

(c)      Short-term bank and other loans

Other loans were entrusted loans provided by state-owned companies to the Group.

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2018 was 4.52% (2017: 4.43%).

(d)      Short-term bonds

Outstanding short-term bonds as at December 31, 2018 are summarized as follows:

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2017	2018
2017 short-term bonds	3,000,000/2018	4.30%	3,101,573	—
2017 short-term bonds	500,000/2018	4.90%	500,000	—
2018 Ningxia short-term bonds	500,000/2019	5.30%	—	500,000

			3,601,573	500,000

All the above short-term bonds were issued for working capital needs.

(e)      Guaranteed interest-bearing loans and borrowings

Details of the interest-bearing loans and borrowings in which the Group received guarantees are set out as follows:

	December 31,	December 31,
Guarantors	2017	2018
Long-term loans
Lanzhou Aluminum Factory*(蘭州鋁廠) (Note (i))	4,000	—
Ningxia Energy (Note (ii))	1,020,400	892,400
Yinxing Energy (Note (ii))	91,000	70,000
Baotou Aluminum Limited Company*(包头铝业有限公司) and Baotou Communications Investment Group Limited Company*(包头交通投资集团有限公司) (Note (iii))	1,600,000	1,600,000
The Company and Hangzhou Jinjiang (Note (iv))	475,877	246,000
Qingzhen Industrial Investment Co., Ltd.*(“Qingzhen Investment”) (清鎮市工業投資有限公司) (Note (v))	—	116,000
Guizhou Industrial Investment Group Co., Ltd.*(“Guizhou Investment”) (貴州產業投資（集團）有限責任公司) (Note (v))	—	116,000

	3,191,277	3,040,400

Short-term loans
Ningxia Energy (Note (ii))	70,000	—
Chalco Shandong (Note (ii))	80,000	—
China Great Wall Aluminum Co., Ltd.*(“China Great Wall Aluminum”)
(中國長城鋁業有限公司) (Note(i))	—	40,000
Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment	—	200,000

	150,000	240,000

Note:

(i)	The guarantor is a subsidiary of Chinalco.
(ii)	The guarantor is a subsidiary of the Group.
(iii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iv)	The guarantors are the Company and a third party respectively.
(v)	The guarantor is a third party

*     The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(f)       Secured interest-bearing loans and borrowings

The assets pledged for bank and other borrowings were set out in note 24 to the financial statements.

(g)      Gold leasing arrangements

In 2017 and 2018, the Company entered into several gold leasing master framework agreements, individual gold leasing agreements and general hedging agreements with Bank of Communications and Agriculture Bank of China, (collectively, "the Banks"). According to the gold leasing master framework agreements and gold leasing agreements, the Company leased standard gold with fineness of Au 99.99 for 6 to 12 months from the Banks, with annual  interest rates ranging from 4.10% to 4.50%.In 2018, the Company entrusted the Banks to sell all leased gold and received cash of RMB2,323 million from the sale (2017: RMB7,804 million). Upon the expiry of the gold leasing agreements, the Company shall purchase the standard gold (with same quality and value according to the general hedging agreements entered into simultaneously with the leasing agreements ) to return to the Banks.

The directors of the Company are of the view that the Company is free from the assumption of risk of gold price fluctuations due to the fixed repurchase price under the general hedging agreements, and therefore, this arrangement should be accounted for as  short-term loans with fixed interest rates (ranging from 4.10% to 4.50%), net of the Banks' charges.